INTANGIBLE ASSETS AND GOODWILL - Schedule of Key Assumptions Used Estimation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
In percent
Pre-tax discount rate	14.82%
PFS [Member]
In percent
Budgeted revenue growth rate (average of next five years)	5.00%
Terminal value growth rate	1.60%
PFS [Member]
In percent
Discount rate	2.80%
Budgeted revenue growth rate (average of next five years)	(6.15%)
YYC HK Change Required for Carrying Amount to Equal Recoverable [Member]
In percent
Pre-tax discount rate		15.50%
YYC HK Change Required for Carrying Amount to Equal Recoverable [Member] | PFS [Member]
In percent
Budgeted revenue growth rate (average of next five years)		3.60%
Terminal value growth rate		1.60%
YYC TH Change Required for Carrying Amount to Equal Recoverable [Member] | PFS [Member]
In percent
Discount rate		23.46%
Budgeted revenue growth rate (average of next five years)		(25.13%)